Share-based Compensation Restricted Stock Activity (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	$ 2,088
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Shares/Units Outstanding at January 1	107
Shares/Units Granted	149
Shares/Units Forfeited	0
Shares/Units Vested	(86)
Shares/Units Outstanding at December 31	170	107
Shares/Units Expected to vest at December 31	170
Weighted-Average Grant Date Fair Value, Outstanding at January 1	$ 14.21
Grant Date Fair Value per Share	3.74
Weighted-Average Grant Date Fair Value, Forfeited	0.00
Weighted-Average Grant Date Fair Value, Vested	13.01
Weighted-Average Grant Date Fair Value, Outstanding at December 31	10.08	$ 14.21
Weighted-Average Grant Date Fair Value, Expected to vest at December 31	$ 10.08
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Shares/Units Outstanding at January 1	199
Shares/Units Granted	188
Shares/Units Forfeited	(98)
Shares/Units Vested	(79)
Shares/Units Outstanding at December 31	210	199
Shares/Units Expected to vest at December 31	106
Weighted-Average Grant Date Fair Value, Outstanding at January 1	$ 14.67
Grant Date Fair Value per Share	3.92
Weighted-Average Grant Date Fair Value, Forfeited	12.96
Weighted-Average Grant Date Fair Value, Vested	14.53
Weighted-Average Grant Date Fair Value, Outstanding at December 31	5.91	$ 14.67
Weighted-Average Grant Date Fair Value, Expected to vest at December 31	$ 5.30
Restricted Stock and RSU
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	$ 1,051
Fair value of Non vested shares and RSUs vesting during the period	$ 1,762	$ 938	$ 1,106
Long-Term Compensation Plan - 2013 [Member] | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Shares/Units Vested	(23)